Document and Entity Information	Dec. 17, 2024
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2024
Entity Registrant Name	EXCHANGE LISTED FUNDS TRUST
Entity Central Index Key	0001547950
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 17, 2024
Document Effective Date	Dec. 17, 2024
Prospectus Date	Dec. 17, 2024
QRAFT AI-Enhanced U.S. Large Cap ETF | QRAFT AI-Enhanced U.S. Large Cap ETF
Prospectus:
Trading Symbol	QRFT
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF | QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Prospectus:
Trading Symbol	AMOM
LG QRAFT AI-Powered U.S. Large Cap Core ETF | LG QRAFT AI-Powered U.S. Large Cap Core ETF
Prospectus:
Trading Symbol	LQAI